DEBT (Tables)	12 Months Ended
Dec. 31, 2012
DEBT
Schedule of debt

	Weighted Average
December 31,	Interest Rate	Maturity	2012	2011
(millions of Canadian dollars)
Liquids Pipelines
Debentures	8.2%	2024	200	200
Medium-term notes	4.9%	2015-2112	2,435	2,435
Southern Lights project financing[1]	2.7%	2014	1,413	1,449
Commercial paper and credit facility draws			25	26
Other[2]			12	13
Gas Distribution
Debentures	9.9%	2024	85	85
Medium-term notes	5.5%	2014-2050	2,295	2,295
Commercial paper and credit facility draws			590	556
Sponsored Investments
Junior subordinated notes[3]	8.1%	2067	398	406
Medium-term notes	3.8%	2013-2023	1,615	415
Senior notes[4]	6.2%	2013-2040	4,129	4,322
Commercial paper and credit facility draws[5]			1,405	540
Corporate
United States dollar term notes[6]	5.5%	2014-2017	1,094	1,119
Medium-term notes	4.5%	2013-2042	4,268	3,518
Commercial paper and credit facility draws[7]			1,488	2,785
Other[8]			(14)	(11)
Total debt			21,438	20,153
Current maturities			(652)	(354)
Short-term borrowings[9]			(583)	(548)
Long-term debt			20,203	19,251

1            2012 - $357 million and US$1,061 million (2011 - $360 million and US$1,071 million).

2            Primarily capital lease obligations.

3            2012 - US$400 million (2011 - US$400 million).

4            2012 - US$4,150 million (2011 - US$4,250 million).

5            2012 - $250 million and US$1,160 million (2011 - $260 million and US$275 million).

6            2012 - US$1,100 million (2011 - US$1,100 million).

7            2012 - $1,140 million and US$350 million (2011 - $1,655 million and US$1,111 million).

8            Primarily debt discount.

9    Weighted average interest rate - 1.1% (2011 - 1.1%).

Schedule of interest expense
Year ended December 31,	2012	2011	2010
(millions of Canadian dollars)
Debentures and term notes	986	891	835
Commercial paper and credit facility draws	33	74	66
Southern Lights project financing	38	38	37
Capitalized	(216)	(75)	(73)
	841	928	865

Schedule of credit facilities

December 31, 2012	Maturity Dates[1]	Total Facilities	Draws[2]	Available
(millions of Canadian dollars)
Liquids Pipelines	2014	300	25	275
Gas Distribution	2014	712	590	122
Sponsored Investments	2014-2017	3,162	1,645	1,517
Corporate	2014-2017	9,108	1,520	7,588
		13,282	3,780	9,502
Southern Lights project financing[3]	2014	1,484	1,429	55
Total credit facilities		14,766	5,209	9,557

1            Total facilities include $35 million in demand facilities with no maturity date.

2            Includes credit facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility.

3            Total facilities inclusive of $60 million for debt service reserve letters of credit.